Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Commitments and contingencies

29. Commitments and contingencies

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Company’s management does not expect any liability from the disposition of such claims and litigation individually or in the aggregate to have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows.

The Company’s former VIE and related subsidiaries engaged in microfinance business involved in legal proceedings during the past years. On June 12, 2024, the Company sold off the microfinance business by disposal 100% interests in the former VIE and relevant subsidiaries. Subsequently, all assets and liabilities of the former VIE transferred to the party who acquired the VIE and microfinance business during the year.

As of this reporting date, the Company was not involved in any legal proceedings.